Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Instruments	There are no financial instruments classified in categories other than those reported:
	Classification	Level	June 30, 2024	December 31, 2023
Financial liabilities:
Derivative warrants (note 15)	FVTPL	Level 1	2,563	4,464
Contingent consideration on acquisitions (note 5)	FVTPL	Level 3	-	144,526
Exposure premium - debentures (note 13)	FVTPL	Level 3	857	1,835
Deferred consideration on acquisitions (note 5)	Amortized cost		254,383	87,551
Loans and financing (note 11)	Amortized cost		3,776	5,289
Debentures (note 13)	Amortized cost		45,780	51,197
Related parties (note 9)	Amortized cost		9,739	9,867
There are no financial instruments classified in categories other than those reported:
	Classification	Level	12/31/2023	12/31/2022
Financial liabilities:
Derivative warrants (note 17)	FVTPL	Level 1	4,464	-
Contingent consideration on acquisitions (note 5)	FVTPL	Level 3	144,526	116,238
Exposure premium - debentures (note 15)	FVTPL	Level 3	1,835	841
Subscription rights (note 17)	FVTPL	Level 3	-	39,343
Deferred consideration on acquisitions (note 5)	Amortized cost		87,551	118,718
Loans and financing (note 13)	Amortized cost		5,289	1,807
Debentures (note 15)	Amortized cost		51,197	60,873
Related parties (note 9)	Amortized cost		9,867	4,078
(i)	Based on spot rate, as of the date of this financial statements, as published by the Central Bank of Brazil.

(ii)	Based on the projected forecast, as of December 31, 2023, as published by the Central Bank of Brazil.

Schedule of Measurement and Reconciliation of Financial Liabilities

Measurement and reconciliation of level 3 financial liabilities

Balance at January 1, 2023	156,422
Additions	29,282
Transfer to equity (converted in shares)	(35,410)
Write off in the P&L	(3,933)
Balance at December 31, 2023	146,361
Write off in the P&L	(978)
Transfer based on change in classification	(144,526)
Balance at June 30, 2024	857

Measurement and reconciliation of level 3 financial liabilities

Balance at January 1, 2021	78,214
Additions	223,230
Payments	(10,500)
Balance at December 31, 2021	290,944
Additions	35,846
Payments	(9,898)
Derecognition of Mercos deferred and contingent consideration	(62,745)
Transfer of contingent consideration to Amortized Cost	(97,725)
Balance at December 31, 2022	156,422
Additions	29,282
Transfer to equity (converted in shares)	(35,410)
Write off in the P&L	(3,933)
Balance at December 31, 2023	146,361

Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement	During the years ended December 31, 2023, and 2022, the methods, assumptions, and significant unobservable inputs used in the fair value measurement categorized within level 3 of the fair value hierarchy were the following:
	Valuation technique	Significant unobservable input	Relationship of inputs to fair value
Contingent consideration on acquisitions	Income approach- Revenue multiples	Weighted average cost of capital, projected future revenues	The higher the weighted average cost of capital, the lower the fair value. The higher the revenue projections, the higher the fair value.

Exposure premium	Income approach- Monte carlo	Future cash flow projections, discount rate, future interest rates, market volatility, probability of occurrence of future liquidity events	The higher the discount rate, the lower the fair value. The higher the probability of a liquidity event, the higher the fair value.

Subscription rights	Income approach- Monte carlo	Future cash flow projections, discount rate, future interest rates, market volatility, probability of occurrence of future liquidity events	The higher the discount rate, the lower the fair value. The higher the probability of a liquidity event, the higher the fair value.

Schedule of Liquidity Risk	There are no financial liabilities exceeding three years, as the failure of the Group to meet covenants associated with the outstanding debentures resulted in the acceleration of the maturity of the debentures (see note 13 for additional information).
	June 30, 2024
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	58,194	-	58,194
Other liabilities	737	-	737
Loans and financing	3,598	178	3,776
Debentures(i)	45,780	-	45,780
Deferred and contingent consideration	249,383	5,000	254,383
Lease liabilities	568	678	1,246
Related parties	9,739	-	9,739
Total	367,999	5,856	373,855

	December 31, 2023
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	47,133	-	47,133
Other liabilities	852	-	852
Loans and financing	4,960	329	5,289
Debentures(i)	51,197	-	51,197
Deferred and contingent consideration	227,077	5,000	232,077
Lease liabilities	742	777	1,519
Related parties	9,867	-	9,867
Total	341,828	6,106	347,934

(i)	The Company was not in compliance with the related financial covenants under the debentures as of June 30, 2024, and the amounts owed under the debentures are classified as current. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:
Additionally, refer to note 2 for consideration 1 to 3 relating to going concern.
	12/31/2023
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	47,133	-	47,133
Other liabilities	852	-	852
Loans and financing	4,960	329	5,289
Debentures(i)	51,197	-	51,197
Deferred and contingent consideration	227,077	5,000	232,077
Lease liabilities	742	777	1,519
Related parties	9,867	-	9,867
Total	341,828	6,106	347,934

	12/31/2022
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	7,283	-	7,283
Other liabilities	1,390	2,160	3,550
Loans and financing	841	728	1,569
Debentures(i)	61,161	-	61,161
Deferred and contingent consideration	194,138	46,484	240,622
Subscription rights	31,477	-	31,477
Lease liabilities	976	611	1,587
Related parties	-	3,900	3,900
Total	297,266	53,883	351,149

(i)	The Company was not in compliance with the related financial covenants under the debentures on December 31, 2023, and 2022, and the amounts owed under the debentures are classified as current. Refer to Note 15 for details relating to these covenants and waiver obtained by the Company. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:

Schedule of Contractual Principal Payments Due with Final Maturity	Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:
	Less than 1 year	1 to 3 years	3 to 5 years	Total Liabilities	June 30, 2024
Debentures	-	51,197	-	51,197	45,780
Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:
	Less than 1 year	1 to 3 years	3 to 5 years	Total Liabilities
Debentures	-	51,197	-	51,197

Schedule of Estimating an Increase or Decrease Profit or Loss

Estimating an increase or a decrease of (i) projected forecast, (ii) 25% or (iii) 50% in interest rate, would increase or decrease profit or loss as follows:

	Scenario I	Scenario II	Scenario III
	(Probable) (ii)	+/-25%	+/-50%
Potential net effect on profit or loss	1,264	47	(1,172)

		Exposure	Scenario I	Scenario II	Scenario III
Indicators	12/31/2023	Spot rates (i)	(Probable) (ii)	+/-25%	+/-50%
Assets		11.77%	9.34%	11.68%	14.01%
Short-term investments—101% of CDI	8,339		(202)	(7)	187
Exposure to CDI—Assets	8,339		(202)	(7)	187
Liability		11.65%	9.25%	11.56%	13.88%
Related parties—100% of CDI	(9,867)		237	9	(220)
Debentures—100% of CDI	(51,197)		1,229	45	(1,139)
Exposure to CDI—Liabilities	(61,064)		1,466	54	(1,359)
Net exposure	(52,725)		1,264	47	(1,172)

(i)	Based on spot rate, as of the date of this financial statements, as published by the Central Bank of Brazil.

(ii)	Based on the projected forecast, as of December 31, 2023, as published by the Central Bank of Brazil.